DUE TO RELATED PARTIES (Details Narrative) - White River Holdings Corp [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Due to Ecoark Holdings	$ 21,582,193	$ 25,068,890
Recognized loss on conversion	1,247,971
Prior Owners [Member]
Restructuring Cost and Reserve [Line Items]
Converted and paid, amount	$ 2,362,760